SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) - Dec. 31, 2022 $ in Millions, Rp in Billions	IDR (Rp)	USD ($)
Borrowings and other credit facilities
Total facility	Rp 1,500
Facility utilized	659
Telkomsel
Borrowings and other credit facilities
Total facility	3,100
Facility utilized	1,600
BRI
Borrowings and other credit facilities
Total facility	500
Facility utilized	294
BRI | Telkomsel
Borrowings and other credit facilities
Total facility	1,000
Facility utilized	23
BNI
Borrowings and other credit facilities
Total facility	500
Facility utilized	129
BNI | Telkomsel
Borrowings and other credit facilities
Total facility	2,100
Facility utilized	1,577
Bank Mandiri
Borrowings and other credit facilities
Total facility	500
Facility utilized	236
Bank Mandiri | TELIN
Borrowings and other credit facilities
Total facility	233	$ 15
Maximum capacity	Rp 389	$ 25